ANNUAL REPORT
DECEMBER 31, 1997


                       THE TRAVELERS SEPARATE ACCOUNT QP
                       FOR VARIABLE ANNUITIES



[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

ASSETS:
   Investments in eligible funds at market value:
     Managed Assets Trust, 42,275 shares (cost $722,031) ............................       $   746,155
     High Yield Bond Trust, 5,088 shares (cost $47,864)  ............................            50,321
     Capital Appreciation Fund, 54,225 shares (cost $2,300,829) .....................         2,511,718
     The Travelers Series Trust, 34,491 shares (cost $516,179)  .....................           534,230
     Templeton Variable Products Series Fund, 151,211 shares (cost $3,424,313) ......         3,431,542
     Fidelity's Variable Insurance Products Fund, 251,869 shares (cost $6,374,944) ..         7,111,622
     Fidelity's Variable Insurance Products Fund II, 81,780 shares (cost $1,349,428)          1,472,855
     Dreyfus Stock Index Fund, 98,205 shares (cost $2,324,406)  .....................         2,528,775
     American Odyssey Funds, Inc., 835,675 shares (cost $11,341,190) ................        12,135,803
     Travelers Series Fund Inc., 356,375 shares (cost $2,570,737)  ..................         2,822,429
                                                                                            -----------
         Total Investments (cost $30,971,921)  ......................................                       $33,345,450

   Receivables:
     Dividends ......................................................................                           316,461
     Purchase payments and transfers from other Travelers accounts ..................                           902,944
   Other assets .....................................................................                               457
                                                                                                            -----------
         Total Assets ...............................................................                        34,565,312
                                                                                                            -----------
LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts ........                            11,518
   Accrued liabilities ..............................................................                             1,874
                                                                                                            -----------
         Total Liabilities ..........................................................                            13,392
                                                                                                            -----------
NET ASSETS: .........................................................................                       $34,551,920
                                                                                                            ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
   Dividends ......................................................                $      683,688

EXPENSES:
   Insurance charges and Administrative fees ......................                       192,744
                                                                                      -----------
       Net investment income ......................................                       490,944
                                                                                      -----------
REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold ...............................      $ 3,812,320
     Cost of investments sold .....................................        3,681,061
                                                                         -----------
       Net realized gain ..........................................                       131,259

   Change in unrealized gain (loss) on investments:
     Unrealized loss at December 31, 1996  ........................          (97,311)
     Unrealized gain at December 31, 1997  ........................        2,373,529
                                                                         -----------
       Net change in unrealized gain (loss) for the year ..........                     2,470,840
                                                                                      -----------
         Net realized gain and change in unrealized  gain (loss) ..                     2,602,099
                                                                                      -----------
   Net increase in net assets resulting from operations ...........                   $ 3,093,043
                                                                                      ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEAR ENDED DECEMBER 31, 1997 AND
              THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1996

                                                                              1997                1996
                                                                          ------------        ------------
OPERATIONS:
   Net investment income ..........................................       $    490,944        $    131,026
   Net realized gain from investment transactions .................            131,259               3,360
   Net change in unrealized gain (loss) on investments ............          2,470,840             (97,311)
                                                                          ------------        ------------
     Net increase in net assets resulting from operations .........          3,093,043              37,075
                                                                          ------------        ------------
UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 11,435,719 and 1,381,714 units, respectively)..         13,165,340           1,397,560
   Participant transfers from other Travelers accounts
     (applicable to 16,386,065 and 3,880,959 units, respectively)..         18,180,870           3,970,427
   Administrative and asset allocation charges
     (applicable to 121,657 and 8,470 units, respectively)  .......           (139,741)             (8,730)
   Contract surrenders
     (applicable to 745,692 and 3,041 units, respectively)  .......           (867,895)             (3,085)
   Participant transfers to other Travelers accounts
     (applicable to 3,519,090 and 433,608 units, respectively)  ...         (3,811,813)           (438,976)
   Other payments to participants
     (applicable to 19,258 units)..................................            (22,155)                 --
                                                                          ------------        ------------
       Net increase in net assets resulting from unit transactions.         26,504,606           4,917,196
                                                                          ------------        ------------
         Net increase in net assets ...............................         29,597,649           4,954,271
NET ASSETS:
   Beginning of period ............................................          4,954,271                  --
                                                                          ------------        ------------
   End of period ..................................................       $ 34,551,920        $  4,954,271
                                                                          ============        ============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

         Participant purchase payments applied to Separate Account QP are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Separate Account QP are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Utilities Portfolio, Social Awareness Stock Portfolio, Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio and Equity Income Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio, Smith Barney International Equity Portfolio, Smith Barney Money Market Portfolio and Putnam Diversified Income Portfolio of Travelers Series Fund Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Travelers Series Fund Inc. which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

         The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

         SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

         SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

         FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.       INVESTMENTS

         The aggregate costs of purchases and proceeds from sales of investments were $29,747,842 and $3,812,320 respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $30,971,921 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $2,408,291. Gross unrealized depreciation for all investments at December 31, 1997 was $34,762.

3.       CONTRACT CHARGES

         Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges, which are negotiated on an individual contract basis, are equivalent to 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20% of the average net assets of Separate Account QP on an annual basis. Contract owners' equity associated with each insurance charge is identified as Price 1, Price 2, Price 3, Price 4, Price 5 and Price 6, respectively, in Note 4. Additionally, for certain allocated contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

         Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.10% of the average net assets of certain allocated contracts in Separate Account QP on an annual basis.

         No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date) or, as an alternative, a surrender charge (up to 5% if a participant's purchase payment is surrendered within eight years of its payment date.) Contract surrender payments include $4,602 of contingent deferred sales charges and surrender charges for the year ended December 31, 1997. No contingent deferred sales charges or surrender charges were assessed relating to contract activity for the period October 8, 1996 (date operations commenced) to December 31, 1996.

         Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $71,285 for the year ended December 31, 1997. No fees were paid for the period October 8, 1996 (date operations commenced) to December 31, 1996.

4.       NET CONTRACT OWNERS' EQUITY

                                                                    DECEMBER 31, 1997
                                                     -----------------------------------------------
                                                     ACCUMULATION          UNIT              NET
                                                        UNITS             VALUE             ASSETS
                                                     ------------      -----------       -----------
MANAGED ASSETS TRUST
     Price 1 .................................             5,565       $     1.258       $     7,002
     Price 3 .................................            74,574             1.254            93,484
     Price 4 .................................           287,178             1.253           359,778
     Price 5 .................................            12,488             1.250            15,606
     Price 6 .................................           223,823             1.247           279,202
HIGH YIELD BOND TRUST
     Price 1 .................................               197             1.196               236
     Price 3 .................................             7,092             1.191             8,450
     Price 4 .................................            28,158             1.191            33,527
     Price 5 .................................             3,683             1.188             4,374
     Price 6 .................................             3,815             1.186             4,523
CAPITAL APPRECIATION FUND
     Price 1 .................................            68,643             1.290            88,563
     Price 3 .................................           126,822             1.285           163,024
     Price 4 .................................         1,445,911             1.285         1,857,500
     Price 5 .................................            58,734             1.282            75,268
     Price 6 .................................           350,624             1.279           448,498

                                                                    DECEMBER 31, 1997
                                                     -----------------------------------------------
                                                     ACCUMULATION          UNIT              NET
                                                        UNITS             VALUE             ASSETS
                                                     ------------      -----------       -----------
THE TRAVELERS SERIES TRUST
  U.S. Government Securities Portfolio
     Price 3 .................................             3,011        $    1.145        $    3,446
     Price 4 .................................            81,229             1.144            92,930
     Price 5 .................................             2,710             1.141             3,092
     Price 6 .................................            14,373             1.139            16,373
  Utilities Portfolio
     Price 1 .................................             1,494             1.289             1,925
     Price 3 .................................             1,816             1.284             2,331
     Price 4 .................................            23,673             1.283            30,375
     Price 5 .................................               538             1.280               689
     Price 6 .................................               462             1.278               590
  Social Awareness Stock Portfolio
     Price 1 .................................             1,465             1.311             1,921
     Price 3 .................................             6,831             1.307             8,926
     Price 4 .................................           124,610             1.306           162,721
     Price 5 .................................             4,603             1.303             5,995
     Price 6 .................................            58,974             1.300            76,681
  Travelers Quality Bond Portfolio
     Price 4 .................................             5,949             1.020             6,070
     Price 5 .................................             9,879             1.020            10,074
     Price 6 .................................             9,055             1.019             9,229
  Lazard International Stock Portfolio
     Price 3 .................................             3,686             0.979             3,610
     Price 5 .................................               896             0.978               877
     Price 6 .................................               513             0.978               501
  Federated Stock Portfolio
     Price 3 .................................            21,106             1.083            22,856
     Price 5 .................................             1,133             1.082             1,225
     Price 6 .................................               205             1.081               221
  Federated High Yield Portfolio
     Price 3 .................................             3,118             1.011             3,151
     Price 5 .................................               123             1.010               124
  Large Cap Portfolio
     Price 3 .................................            15,144             1.028            15,564
     Price 5 .................................             3,857             1.027             3,959
  Equity Income Portfolio
     Price 3 .................................            66,733             1.062            70,859
     Price 5 .................................             3,543             1.061             3,758
     Price 6 .................................             2,047             1.060             2,169

                                                                    DECEMBER 31, 1997
                                                     -----------------------------------------------
                                                     ACCUMULATION          UNIT              NET
                                                        UNITS             VALUE             ASSETS
                                                     ------------      -----------       -----------
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  Templeton Bond Fund
     Price 4 .................................            26,610        $    1.051        $   27,969
     Price 5 .................................               397             1.048               417
     Price 6 .................................             6,032             1.047             6,313
  Templeton Stock Fund
     Price 1 .................................            44,138             1.202            53,063
     Price 4 .................................         1,718,317             1.197         2,056,913
     Price 5 .................................           129,091             1.194           154,148
     Price 6 .................................           218,117             1.192           259,972
  Templeton Asset Allocation Fund
     Price 1 .................................             7,711             1.226             9,458
     Price 4 .................................           463,517             1.221           566,042
     Price 5 .................................            23,178             1.218            28,235
     Price 6 .................................           358,096             1.216           435,424
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
  High Income Portfolio
     Price 1 .................................               921             1.186             1,092
     Price 4 .................................           320,529             1.181           378,513
     Price 5 .................................            75,810             1.178            89,305
     Price 6 .................................            40,547             1.176            47,677
  Growth Portfolio
     Price 1 .................................            18,843             1.220            22,984
     Price 4 .................................         2,899,381             1.215         3,521,482
     Price 5 .................................           226,450             1.212           274,361
     Price 6 .................................           318,582             1.209           385,272
  Equity-Income Portfolio
     Price 1 .................................            11,243             1.329            14,948
     Price 4 .................................         1,680,061             1.324         2,224,031
     Price 5 .................................            68,894             1.321            90,976
     Price 6 .................................           313,762             1.318           413,567
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio
     Price 1 .................................               873             1.258             1,098
     Price 4 .................................           924,065             1.253         1,157,405
     Price 5 .................................            46,494             1.249            58,090
     Price 6 .................................           244,401             1.247           304,783
DREYFUS STOCK INDEX FUND
     Price 1 .................................            13,090             1.424            18,643
     Price 4 .................................         1,416,791             1.418         2,009,054
     Price 5 .................................            87,374             1.415           123,591
     Price 6 .................................           343,089             1.412           484,390

                                                                    DECEMBER 31, 1997
                                                     -----------------------------------------------
                                                     ACCUMULATION          UNIT              NET
                                                        UNITS             VALUE             ASSETS
                                                     ------------      -----------       -----------
AMERICAN ODYSSEY FUNDS, INC
  American Odyssey Core Equity Fund
     Price 1 .................................             1,292        $    1.417        $     1,831
     Price 3 .................................           185,044             1.412           261,299
     Price 4 .................................         2,781,580             1.411         3,925,450
     Price 5 .................................            95,491             1.408           134,430
     Price 6 .................................            42,002             1.405            59,019
  American Odyssey Emerging Opportunities Fund
     Price 1 .................................             5,090             0.942             4,797
     Price 3 .................................           129,811             0.939           121,891
     Price 4 .................................         2,458,031             0.938         2,306,616
     Price 5 .................................            24,064             0.936            22,526
     Price 6 .................................            33,718             0.934            31,506
  American Odyssey International Equity Fund
     Price 1 .................................             3,405             1.141             3,883
     Price 3 .................................           145,853             1.136           165,737
     Price 4 .................................         1,647,285             1.136         1,870,712
     Price 5 .................................            25,147             1.133            28,488
     Price 6 .................................            16,165             1.131            18,279
  American Odyssey Long-Term Bond Fund
     Price 3 .................................           115,168             1.135           130,773
     Price 4 .................................         1,504,310             1.135         1,707,066
     Price 5 .................................            24,590             1.132            27,836
     Price 6 .................................            22,291             1.130            25,186
  American Odyssey Intermediate-Term Bond Fund
     Price 3 .................................            58,486             1.083            63,353
     Price 4 .................................           940,500             1.083         1,018,116
     Price 5 .................................            12,156             1.080            13,126
     Price 6 .................................            10,975             1.078            11,829
  American Odyssey Short-Term Bond Fund
     Price 3 .................................            29,906             1.062            31,768
     Price 4 .................................           472,674             1.062           501,806
     Price 5 .................................             4,094             1.059             4,336
     Price 6 .................................             5,622             1.057             5,943

                                                                    DECEMBER 31, 1997
                                                     -----------------------------------------------
                                                     ACCUMULATION          UNIT              NET
                                                        UNITS             VALUE             ASSETS
                                                     ------------      -----------       -----------
TRAVELERS SERIES FUND INC
  Alliance Growth Portfolio
     Price 1  ................................            10,959        $    1.367        $   14,979
     Price 3 .................................            27,182             1.362            37,016
     Price 4 .................................           315,371             1.361           429,206
     Price 5 .................................            25,227             1.358            34,248
     Price 6 .................................            46,772             1.355            63,382
  Smith Barney Income and Growth Portfolio
     Price 1  ................................             7,515             1.334            10,022
     Price 3 .................................            75,718             1.329           100,600
     Price 4 .................................         1,048,182             1.328         1,391,781
     Price 5 .................................             9,074             1.324            12,019
     Price 6 .................................            51,250             1.322            67,752
  Smith Barney High Income Portfolio
     Price 3 .................................             3,775             1.176             4,441
     Price 4 .................................            34,790             1.176            40,901
     Price 5 .................................             2,552             1.173             2,993
     Price 6 .................................             6,261             1.171             7,330
  MFS Total Return Portfolio
     Price 1  ................................             9,157             1.260            11,539
     Price 3 .................................            11,241             1.256            14,114
     Price 4 .................................            20,522             1.255            25,751
     Price 5 .................................            23,942             1.252            29,968
     Price 6 .................................            89,438             1.249           111,742
  Smith Barney International Equity Portfolio
     Price 1  ................................             6,580             1.040             6,841
     Price 3 .................................            17,229             1.036            17,847
     Price 4 .................................            97,802             1.035           101,248
     Price 5 .................................             4,658             1.033             4,810
     Price 6 .................................             5,601             1.031             5,773
  Smith Barney Money Market Portfolio
     Price 3 .................................            19,062             1.052            20,049
     Price 4 .................................           124,936             1.051           131,321
     Price 5 .................................            24,063             1.048            25,229
     Price 6 .................................            39,703             1.047            41,550
  Putnam Diversified Income Portfolio
     Price 1  ................................             6,058             1.092             6,617
     Price 3 .................................             1,776             1.088             1,933
     Price 4 .................................            36,214             1.088            39,384
     Price 5 .................................             2,136             1.085             2,317
     Price 6 .................................            17,658             1.083            19,122
                                                                                         -----------
Net Contract Owners' Equity ..................                                           $34,551,920
                                                                                         ===========

5.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                          No. of             Market
                                                                            Shares             Value
                                                                          -----------       -----------
   MANAGED ASSETS TRUST (2.2%)
       Total (Cost $722,031)                                                   42,275       $   746,155
                                                                          -----------       -----------

   HIGH YIELD BOND TRUST (0.2%)
       Total (Cost $47,864)                                                     5,088            50,321
                                                                          -----------       -----------

   CAPITAL APPRECIATION FUND (7.5%)
       Total (Cost $2,300,829)                                                 54,225         2,511,718
                                                                          -----------       -----------

   THE TRAVELERS SERIES TRUST (1.6%)
     U.S. Government Securities Portfolio (Cost $115,330)                       9,921           115,584
     Utilities Portfolio (Cost $29,988)                                         2,346            35,875
     Social Awareness Stock Portfolio (Cost $241,141)                          12,723           255,226
     Travelers Quality Bond Portfolio (Cost $6,816)                               638             6,608
     Lazard International Stock Portfolio (Cost $5,000)                           428             4,949
     Federated Stock Portfolio (Cost $22,560)                                   1,570            21,719
     Federated High Yield Portfolio (Cost $3,013)                                 254             2,881
     Large Cap Portfolio (Cost $19,025)                                         1,415            19,106
     Equity Income Portfolio (Cost $73,306)                                     5,196            72,282
                                                                          -----------       -----------
       Total (Cost $516,179)                                                   34,491           534,230
                                                                          -----------       -----------

   TEMPLETON VARIABLE PRODUCTS SERIES FUND (10.3%)
     Templeton Bond Fund (Cost $33,983)                                         3,137            34,691
     Templeton Stock Fund (Cost $2,418,768)                                   104,043         2,412,755
     Templeton Asset Allocation Fund (Cost $971,562)                           44,031           984,096
                                                                          -----------       -----------
       Total (Cost $3,424,313)                                                151,211         3,431,542
                                                                          -----------       -----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (21.3%)
     High Income Portfolio (Cost $456,117)                                     36,326           493,312
     Growth Portfolio (Cost $3,577,607)                                       108,028         4,007,837
     Equity-Income Portfolio (Cost $2,341,220)                                107,515         2,610,473
                                                                          -----------       -----------
       Total (Cost $6,374,944)                                                251,869         7,111,622
                                                                          -----------       -----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (4.4%)
     Asset Manager Portfolio
       Total (Cost $1,349,428)                                                 81,780         1,472,855
                                                                          -----------       -----------

   DREYFUS STOCK INDEX FUND (7.6%)
       Total (Cost $2,324,406)                                                 98,205         2,528,775
                                                                          -----------       -----------

   AMERICAN ODYSSEY FUNDS, INC. (36.4%)
     American Odyssey Core Equity Fund (Cost $3,739,236)                      215,963         4,304,140
     American Odyssey Emerging Opportunities Fund (Cost $2,261,112)           172,272         2,468,663
     American Odyssey International Equity Fund (Cost $2,032,055)             131,296         2,032,468
     American Odyssey Long-Term Bond Fund (Cost $1,729,548)                   165,312         1,775,455
     American Odyssey Intermediate-Term Bond Fund (Cost $1,057,861)           100,981         1,041,114
     American Odyssey Short-Term Bond Fund (Cost $521,378)                     49,851           513,963
                                                                          -----------       -----------
       Total (Cost $11,341,190)                                               835,675        12,135,803
                                                                          -----------       -----------

   TRAVELERS SERIES FUND INC. (8.5%)
     Alliance Growth Portfolio (Cost $506,235)                                 26,648           576,925
     Smith Barney Income and Growth Portfolio (Cost $1,407,774)                82,804         1,579,076
     Smith Barney High Income Portfolio (Cost $51,039)                          4,086            55,077
     MFS Total Return Portfolio (Cost $185,896)                                12,034           192,068
     Smith Barney International Equity Portfolio (Cost $138,143)               10,528           135,812
     Smith Barney Money Market Portfolio (Cost $214,760)                      214,760           214,760
     Putnam Diversified Income Portfolio (Cost $66,890)                         5,515            68,711
                                                                          -----------       -----------
       Total (Cost $2,570,737)                                                356,375         2,822,429
                                                                          -----------       -----------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $30,971,921)                                                                       $33,345,450
                                                                                            ===========

6. Schedule of Separate Account QP Operations and Changes in Net Assets for the year ended December 31, 1997 and the period October 8, 1996 (date operations commenced) to December 31, 1996


                                                           Managed Assets Trust  High Yield Bond Trust  Capital Appreciation Fund
                                                           --------------------  ---------------------  -------------------------
                                                              1997       1996       1997      1996          1997        1996
                                                              ----       ----       ----      ----          ----        ----
INVESTMENT INCOME:
Dividends ...............................................  $  19,890   $  6,056   $     31   $   629   $        16   $  20,975
                                                           ---------   --------   --------   -------   -----------   ---------

EXPENSES:
Insurance charges and administrative fees ...............      3,018         85        215         7        13,740         323
                                                           ---------   --------   --------   -------   -----------   ---------
      Net investment income (loss) ......................     16,872      5,971       (184)      622       (13,724)     20,652
                                                           ---------   --------   --------   -------   -----------   ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................     32,296         --      1,956        15       234,322         808
    Cost of investments sold ............................     29,246         --      1,848        15       218,081         786
                                                           ---------   --------   --------   -------   -----------   ---------

      Net realized gain (loss) ..........................      3,050         --        108        --        16,241          22
                                                           ---------   --------   --------   -------   -----------   ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ..........     (5,672)        --       (510)       --       (18,413)         --
    Unrealized gain (loss) end of period ................     24,124     (5,672)     2,457      (510)      210,889     (18,413)
                                                           ---------   --------   --------   -------   -----------   ---------

      Net change in unrealized gain (loss) for the period.    29,796     (5,672)     2,967      (510)      229,302     (18,413)
                                                           ---------   --------   --------   -------   -----------   ---------

Net increase (decrease) in net assets
      resulting from operations .........................     49,718        299      2,891       112       231,819       2,261
                                                           ---------   --------   --------   -------   -----------   ---------



UNIT TRANSACTIONS:
Participant purchase payments ...........................    208,049     14,246     32,086     1,615     1,169,906      62,054
Participant transfers from other Travelers accounts .....    455,233     67,463     11,716     5,012     1,180,301     243,946
Administrative and asset allocation charges .............     (1,169)      (144)      (171)      (15)       (4,878)       (434)
Contract surrenders .....................................    (30,110)        --     (1,731)       --       (71,689)         --
Participant transfers to other Travelers accounts .......     (8,513)        --       (405)       --      (174,370)     (6,063)
Other payments to participants ..........................         --         --         --        --            --          --
                                                           ---------   --------   --------   -------   -----------   ---------

    Net increase in net assets resulting
      from unit transactions ............................    623,490     81,565     41,495     6,612     2,099,270     299,503
                                                           ---------   --------   --------   -------   -----------   ---------

      Net increase in net assets ........................    673,208     81,864     44,386     6,724     2,331,089     301,764



NET ASSETS:
    Beginning of period .................................     81,864         --      6,724        --       301,764          --
                                                           ---------   --------   --------   -------   -----------   ---------

    End of period .......................................  $ 755,072   $ 81,864   $ 51,110   $ 6,724   $ 2,632,853   $ 301,764
                                                           =========   ========   ========   =======   ===========   =========

    U.S. Government                                          Social Awareness                 Travelers
 Securities Portfolio         Utilities Portfolio             Stock Portfolio          Quality Bond Portfolio
-----------------------      ---------------------      -----------------------      ------------------------
   1997          1996          1997         1996           1997          1996          1997            1996
   ----          ----          ----         ----           ----          ----          ----            ----

$   5,447      $  3,043      $     46      $   657      $      --      $  1,315      $    281      $       --
---------      --------      --------      -------      ---------      --------      --------      ----------


      906            56           342            8          1,029            29             9              --
---------      --------      --------      -------      ---------      --------      --------      ----------
    4,541         2,987          (296)         649         (1,029)        1,286           272              --
---------      --------      --------      -------      ---------      --------      --------      ----------




   75,257            17        27,883          239         16,419            --            --              --
   71,666            16        25,293          229         14,181            --            --              --
---------      --------      --------      -------      ---------      --------      --------      ----------

    3,591             1         2,590           10          2,238            --            --              --
---------      --------      --------      -------      ---------      --------      --------      ----------


   (3,258)           --          (626)          --         (1,750)           --            --              --
      254        (3,258)        5,887         (626)        14,085        (1,750)         (208)             --
---------      --------      --------      -------      ---------      --------      --------      ----------

    3,512        (3,258)        6,513         (626)        15,835        (1,750)         (208)             --
---------      --------      --------      -------      ---------      --------      --------      ----------


   11,644          (270)        8,807           33         17,044          (464)           64              --
---------      --------      --------      -------      ---------      --------      --------      ----------




   43,093        11,522        19,762        3,398        130,586         3,970         6,552              --
   85,050        41,171        27,236        4,889         89,751        33,515        18,758              --
     (282)          (55)         (171)         (22)          (628)          (63)           (1)             --
      (52)           --            --           --         (1,822)           --            --              --
  (75,980)           --       (27,783)        (239)       (15,645)           --            --              --
       --            --            --           --             --            --            --              --
---------      --------      --------      -------      ---------      --------      --------      ----------

   51,829        52,638        19,044        8,026        202,242        37,422        25,309              --
---------      --------      --------      -------      ---------      --------      --------      ----------

   63,473        52,368        27,851        8,059        219,286        36,958        25,373              --




   52,368            --         8,059           --         36,958            --            --              --
---------      --------      --------      -------      ---------      --------      --------      ----------

$ 115,841      $ 52,368      $ 35,910      $ 8,059      $ 256,244      $ 36,958      $ 25,373      $       --
=========      ========      ========      =======      =========      ========      ========      ==========

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)





                                                               LAZARD INTERNATIONAL      FEDERATED               FEDERATED
                                                                  STOCK PORTFOLIO      STOCK PORTFOLIO      HIGH YIELD PORTFOLIO
                                                               --------------------  ---------------------  ---------------------
                                                                 1997       1996      1997         1996       1997        1996
                                                                 ----       ----      ----         ----       ----        ----
INVESTMENT INCOME:
Dividends ..................................................   $    37   $       --  $  1,351   $       --  $   161   $        --
                                                               -------   ----------  --------   ----------  -------   -----------

EXPENSES:
Insurance charges and administrative fees ..................         7           --        29           --        2            --
                                                               -------   ----------  --------   ----------  -------   -----------
      Net investment income (loss) .........................        30           --     1,322           --      159            --
                                                               -------   ----------  --------   ----------  -------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold .........................        --           --        --           --       --            --
    Cost of investments sold ...............................        --           --        --           --       --            --
                                                               -------   ----------  --------   ----------  -------   -----------

      Net realized gain (loss) .............................        --           --        --           --       --            --
                                                               -------   ----------  --------   ----------  -------   -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period .............        --           --        --           --       --            --
    Unrealized gain (loss) end of period ...................       (51)          --      (841)          --     (132)           --
                                                               -------   ----------  --------   ----------  -------   -----------

      Net change in unrealized gain (loss) for the period...       (51)          --      (841)          --     (132)           --
                                                               -------   ----------  --------   ----------  -------   -----------

Net increase (decrease) in net assets
      resulting from operations ............................       (21)          --       481           --       27            --
                                                               -------   ----------  --------   ----------  -------   -----------



UNIT TRANSACTIONS:
Participant purchase payments ..............................     5,009           --    23,821           --    3,248            --
Participant transfers from other Travelers accounts ........        --           --        --           --       --            --
Administrative and asset allocation charges ................        --           --        --           --       --            --
Contract surrenders ........................................        --           --        --           --       --            --
Participant transfers to other Travelers accounts ..........        --           --        --           --       --            --
Other payments to participants .............................        --           --        --           --       --            --
                                                               -------   ----------  --------   ----------  -------   -----------

    Net increase in net assets resulting
      from unit transactions ...............................     5,009           --    23,821           --    3,248            --
                                                               -------   ----------  --------   ----------  -------   -----------

      Net increase in net assets ...........................     4,988           --    24,302           --    3,275            --



NET ASSETS:
    Beginning of period ....................................        --           --        --           --       --            --
                                                               -------   ----------  --------   ----------  -------   -----------

    End of period ..........................................   $ 4,988   $       --  $ 24,302   $       --  $ 3,275   $        --
                                                               =======   ==========  ========   ==========  =======   ===========

    Large Cap Portfolio            Equity Income Portfolio       Templeton Bond Fund           Templeton Stock Fund
--------------------------     ----------------------------     ----------------------      --------------------------
   1997           1996           1997             1996            1997          1996           1997             1996
   ----           ----           ----             ----            ----          ----           ----             ----


$   299     $           --     $  2,913      $           --     $  1,317      $     --      $    62,572      $      --
-------     --------------     --------      --------------     --------      --------      -----------      ---------


     25                 --           85                  --          277            11           14,688            352
-------     --------------     --------      --------------     --------      --------      -----------      ---------
    274                 --        2,828                  --        1,040           (11)          47,884           (352)
-------     --------------     --------      --------------     --------      --------      -----------      ---------




     --                 --           --                  --       21,002            --          372,868          2,509
     --                 --           --                  --       21,729            --          358,071          2,345
-------     --------------     --------      --------------     --------      --------      -----------      ---------

     --                 --           --                  --         (727)           --           14,797            164
-------     --------------     --------      --------------     --------      --------      -----------      ---------


     --                 --           --                  --          196            --           13,100             --
     81                 --       (1,024)                 --          708           196           (6,013)        13,100
-------     --------------     --------      --------------     --------      --------      -----------      ---------

     81                 --       (1,024)                 --          512           196          (19,113)        13,100
-------     --------------     --------      --------------     --------      --------      -----------      ---------


    355                 --        1,804                  --          825           185           43,568         12,912
-------     --------------     --------      --------------     --------      --------      -----------      ---------




 19,154                 --       74,982                  --       15,927         3,196          833,381         84,800
     14                 --           --                  --       23,304        12,472        1,515,316        312,745
     --                 --           --                  --         (101)          (12)          (3,865)          (527)
     --                 --           --                  --      (10,143)           --         (100,476)            --
     --                 --           --                  --      (10,954)           --         (163,163)       (10,595)
     --                 --           --                  --           --            --               --             --
-------     --------------     --------      --------------     --------      --------      -----------      ---------


 19,168                 --       74,982                  --       18,033        15,656        2,081,193        386,423
-------     --------------     --------      --------------     --------      --------      -----------      ---------

 19,523                 --       76,786                  --       18,858        15,841        2,124,761        399,335




     --                 --           --                  --       15,841            --          399,335             --
-------     --------------     --------      --------------     --------      --------      -----------      ---------

$19,523     $           --     $ 76,786      $           --     $ 34,699      $ 15,841      $ 2,524,096      $ 399,335
=======     ==============     ========      ==============     ========      ========      ===========      =========

6. Schedule of Separate Account QP Operations and Changes in Net Assets for the year ended December 31, 1997 and the period October 8, 1996 (date operations commenced) to December 31, 1996 (continued)



                                                               TEMPLETON ASSET        FIDELITY'S HIGH              FIDELITY'S
                                                               ALLOCATION FUND        INCOME PORTFOLIO         GROWTH PORTFOLIO
                                                           ----------------------  ---------------------   -----------------------
                                                                  1997       1996      1997       1996          1997        1996
                                                                  ----       ----      ----       ----          ----        ----
INVESTMENT INCOME:
Dividends ...............................................  $     9,657   $     --   $   9,591   $     --   $    35,243   $      --
                                                           -----------   --------   ---------   --------   -----------   ---------

Expenses:
Insurance charges and administrative fees ...............        5,376         49       3,108         62        24,791         846
                                                           -----------   --------   ---------   --------   -----------   ---------
      Net investment income (loss) ......................        4,281        (49)      6,483        (62)       10,452        (846)
                                                           -----------   --------   ---------   --------   -----------   ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................       90,577        639      79,709        902       520,892       4,926
    Cost of investments sold ............................       87,464        606      74,248        897       491,842       4,890
                                                           -----------   --------   ---------   --------   -----------   ---------

      Net realized gain (loss) ..........................        3,113         33       5,461          5        29,050          36
                                                           -----------   --------   ---------   --------   -----------   ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ..........        1,700         --       1,104         --        (4,458)         --
    Unrealized gain (loss) end of period ................       12,534      1,700      37,195      1,104       430,230      (4,458)
                                                           -----------   --------   ---------   --------   -----------   ---------

      Net change in unrealized gain (loss) for the period..     10,834      1,700      36,091      1,104       434,688      (4,458)
                                                           -----------   --------   ---------   --------   -----------   ---------

Net increase (decrease) in net assets
      resulting from operations .........................       18,228      1,684      48,035      1,047       474,190      (5,268)
                                                           -----------   --------   ---------   --------   -----------   ---------



UNIT TRANSACTIONS:
Participant purchase payments ...........................      305,884     14,826     211,121     17,467     1,352,968     190,454
Participant transfers from other Travelers accounts .....      765,365     58,533     247,002     75,602     2,207,355     624,859
Administrative and asset allocation charges .............       (1,347)      (115)       (874)      (117)       (8,555)     (1,547)
Contract surrenders .....................................      (24,470)        --      (5,521)      (901)     (167,086)       (983)
Participant transfers to other Travelers accounts .......      (99,429)        --     (76,274)        --      (453,384)     (8,904)
Other payments to participants ..........................           --         --          --         --            --          --
                                                           -----------   --------   ---------   --------   -----------   ---------

    Net increase in net assets resulting
      from unit transactions ............................      946,003     73,244     375,454     92,051     2,931,298     803,879
                                                           -----------   --------   ---------   --------   -----------   ---------

      Net increase in net assets ........................      964,231     74,928     423,489     93,098     3,405,488     798,611



NET ASSETS:
    Beginning of period .................................       74,928         --      93,098         --       798,611          --
                                                           -----------   --------   ---------   --------   -----------   ---------

    End of period .......................................  $ 1,039,159   $ 74,928   $ 516,587   $ 93,098   $ 4,204,099   $ 798,611
                                                           ===========   ========   =========   ========   ===========   =========

    FIDELITY'S EQUITY-                FIDELITY'S ASSET                                               AMERICAN ODYSSEY
     INCOME PORTFOLIO                 MANAGER PORTFOLIO         DREYFUS STOCK INDEX FUND             CORE EQUITY FUND
--------------------------      --------------------------      --------------------------      --------------------------
     1997           1996             1997           1996             1997           1996             1997           1996
     ----           ----             ----           ----             ----           ----             ----           ----

$    55,882      $      --      $    50,090      $      --      $    88,453      $   2,900      $    87,344      $  29,964
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------


     14,303            493            8,923            302           12,714            190           24,279            546
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------
     41,579           (493)          41,167           (302)          75,739          2,710           63,065         29,418
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------




    138,553         49,917          232,562          3,660           46,835            194          118,791          2,856
    128,051         47,243          241,650          3,478           38,298            178          103,058          2,670
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------

     10,502          2,674           (9,088)           182            8,537             16           15,733            186
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------


      6,592             --              293             --           (2,689)            --          (21,402)            --
    269,253          6,592          123,427            293          204,369         (2,689)         564,904        (21,402)
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------

    262,661          6,592          123,134            293          207,058         (2,689)         586,306        (21,402)
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------


    314,742          8,773          155,213            173          291,334             37          665,104          8,202
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------




    876,317         99,468          282,345         46,514        1,000,882         36,355        1,522,927         98,412
  1,203,806        361,290        1,014,296        262,701        1,221,050        189,963        1,866,761        432,532
     (5,706)          (837)          (2,517)          (454)          (6,442)          (410)         (31,417)          (831)
    (21,095)            --          (83,597)        (1,201)         (19,567)            --          (53,114)            --
    (59,826)       (33,410)        (138,539)        (2,942)         (71,185)        (6,339)        (121,293)        (1,746)
         --             --          (10,616)            --               --             --           (3,508)            --
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------


  1,993,496        426,511        1,061,372        304,618        2,124,738        219,569        3,180,356        528,367
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------

  2,308,238        435,284        1,216,585        304,791        2,416,072        219,606        3,845,460        536,569




    435,284             --          304,791             --          219,606             --          536,569             --
-----------      ---------      -----------      ---------      -----------      ---------      -----------      ---------

$ 2,743,522      $ 435,284      $ 1,521,376      $ 304,791      $ 2,635,678      $ 219,606      $ 4,382,029      $ 536,569
===========      =========      ===========      =========      ===========      =========      ===========      =========

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)

                                                               AMERICAN ODYSSEY       AMERICAN ODYSSEY
                                                            EMERGING OPPORTUNITIES  INTERNATIONAL EQUITY      AMERICAN ODYSSEY
                                                                     FUND                  FUND              LONG-TERM BOND FUND
                                                            ---------------------   ---------------------   ---------------------
                                                               1997        1996        1997        1996        1997        1996
                                                            ----------   --------   ----------   --------   ----------   --------
INVESTMENT INCOME:
Dividends ................................................  $       --   $ 27,579   $   43,746   $  6,305   $  102,816   $ 11,487
                                                            ----------   --------   ----------   --------   ----------   --------
EXPENSES:
Insurance charges and administrative fees ................      14,620        335       12,342        240       10,585        263
                                                            ----------   --------   ----------   --------   ----------   --------
      Net investment income (loss)  ......................     (14,620)    27,244       31,404      6,065       92,231     11,224
                                                            ----------   --------   ----------   --------   ----------   --------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold .......................     121,895      1,974       96,178      2,590       55,502      4,319
    Cost of investments sold .............................     138,212      2,141       88,805      2,518       54,370      4,212
                                                            ----------   --------   ----------   --------   ----------   --------
      Net realized gain (loss) ...........................     (16,317)      (167)       7,373         72        1,132        107
                                                            ----------   --------   ----------   --------   ----------   --------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ...........     (38,832)        --        5,270         --      (11,169)        --
    Unrealized gain (loss) end of period .................     207,551    (38,832)         413      5,270       45,907    (11,169)
                                                            ----------   --------   ----------   --------   ----------   --------
      Net change in unrealized gain (loss) for the period      246,383    (38,832)      (4,857)     5,270       57,076    (11,169)
                                                            ----------   --------   ----------   --------   ----------   --------
Net increase (decrease) in net assets
      resulting from operations ..........................     215,446    (11,755)      33,920     11,407      150,439        162
                                                            ----------   --------   ----------   --------   ----------   --------
UNIT TRANSACTIONS:
Participant purchase payments ............................     925,080     90,453      891,264     60,937      780,837     64,829
Participant transfers from other Travelers accounts ......   1,184,245    280,037    1,067,137    190,213      845,088    178,977
Administrative and asset allocation charges ..............     (17,583)      (749)     (17,735)      (515)     (17,204)      (549)
Contract surrenders ......................................     (54,954)        --      (31,434)        --      (21,340)        --
Participant transfers to other Travelers accounts ........    (121,415)       (73)    (115,412)    (1,106)     (83,245)    (5,242)
Other payments to participants ...........................      (1,396)        --       (1,577)        --       (1,891)        --
                                                            ----------   --------   ----------   --------   ----------   --------
    Net increase in net assets resulting
      from unit transactions .............................   1,913,977    369,668    1,792,243    249,529    1,502,245    238,015
                                                            ----------   --------   ----------   --------   ----------   --------
      Net increase in net assets .........................   2,129,423    357,913    1,826,163    260,936    1,652,684    238,177
NET ASSETS:
    Beginning of period ..................................     357,913         --      260,936         --      238,177         --
                                                            ----------   --------   ----------   --------   ----------   --------
    End of period ........................................  $2,487,336   $357,913   $2,087,099   $260,936   $1,890,861   $238,177
                                                            ==========   ========   ==========   ========   ==========   ========

     AMERICAN ODYSSEY
     INTERMEDIATE-TERM          AMERICAN ODYSSEY                                       SMITH BARNEY INCOME
         BOND FUND            SHORT-TERM BOND FUND      ALLIANCE GROWTH PORTFOLIO      AND GROWTH PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
   1997           1996         1997          1996          1997          1996          1997           1996
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    64,517   $    10,808   $    27,623   $     4,054   $        --   $     1,224   $        --   $     6,452
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      6,808           191         3,369           118         2,603            46         9,643           342
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     57,709        10,617        24,254         3,936        (2,603)        1,178        (9,643)        6,110
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     89,043            --        48,918            --        70,719            --       227,536           461
     89,417            --        49,041            --        70,689            --       195,749           442
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (374)           --          (123)           --            30            --        31,787            19
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    (10,127)           --        (3,899)           --           600            --        (2,821)           --
    (16,747)      (10,127)       (7,415)       (3,899)       70,690           600       171,302        (2,821)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     (6,620)      (10,127)       (3,516)       (3,899)       70,090           600       174,123        (2,821)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     50,715           490        20,615            37        67,517         1,778       196,267         3,308
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    405,434        44,746       227,183        30,759       259,629        11,043       439,570        49,120
    581,132       155,208       249,308        87,106       286,871        34,916       792,742       234,450
     (8,454)         (367)       (4,646)         (274)         (987)          (58)       (2,549)         (435)
    (17,956)           --       (25,993)           --       (18,443)           --       (86,100)           --
   (101,432)       (1,139)      (38,976)          (60)      (63,435)           --       (44,029)         (170)
     (1,953)           --        (1,206)           --            --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    856,771       198,448       405,670       117,531       463,635        45,901     1,099,634       282,965
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    907,486       198,938       426,285       117,568       531,152        47,679     1,295,901       286,273
    198,938            --       117,568            --        47,679            --       286,273            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 1,106,424   $   198,938   $   543,853   $   117,568   $   578,831   $    47,679   $ 1,582,174   $   286,273
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)

                                                              SMITH BARNEY HIGH          MFS TOTAL        SMITH BARNEY INTERNATIONAL
                                                               INCOME PORTFOLIO       RETURN PORTFOLIO        EQUITY PORTFOLIO
                                                            ---------------------   ---------------------   ---------------------
                                                               1997       1996        1997        1996        1997        1996
                                                            ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT INCOME:
Dividends ................................................  $      --   $      17   $      --   $      74   $      --   $       9
                                                            ---------   ---------   ---------   ---------   ---------   ---------
EXPENSES:
Insurance charges and administrative fees ................        325          --         343           2         664           6
                                                            ---------   ---------   ---------   ---------   ---------   ---------
      Net investment income (loss)  ......................       (325)         17        (343)         72        (664)          3
                                                            ---------   ---------   ---------   ---------   ---------   ---------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold .......................     32,409          --       5,982          --       1,746          --
    Cost of investments sold .............................     30,550          --       5,271          --       1,711          --
                                                            ---------   ---------   ---------   ---------   ---------   ---------
      Net realized gain (loss) ...........................      1,859          --         711          --          35          --
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of period ...........        (12)         --         (60)         --         115          --
    Unrealized gain (loss) end of period .................      4,038         (12)      6,172         (60)     (2,331)        115
                                                            ---------   ---------   ---------   ---------   ---------   ---------
      Net change in unrealized gain (loss) for the period       4,050         (12)      6,232         (60)     (2,446)        115
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net assets
      resulting from operations ..........................      5,584           5       6,600          12      (3,075)        118
                                                            ---------   ---------   ---------   ---------   ---------   ---------
UNIT TRANSACTIONS:
Participant purchase payments ............................     28,060         287      72,236       2,184      77,304       4,232
Participant transfers from other Travelers accounts ......     50,144          --     123,820          --      55,248       4,629
Administrative and asset allocation charges ..............       (101)         (2)       (360)        (14)       (242)        (17)
Contract surrenders ......................................         --          --      (6,229)         --        (373)         --
Participant transfers to other Travelers accounts ........    (28,312)         --      (5,135)         --      (1,305)         --
Other payments to participants ...........................         --          --          --          --          --          --
                                                            ---------   ---------   ---------   ---------   ---------   ---------
    Net increase in net assets resulting
      from unit transactions .............................     49,791         285     184,332       2,170     130,632       8,844
                                                            ---------   ---------   ---------   ---------   ---------   ---------
      Net increase in net assets .........................     55,375         290     190,932       2,182     127,557       8,962
NET ASSETS:
    Beginning of period ..................................        290          --       2,182          --       8,962          --
                                                            ---------   ---------   ---------   ---------   ---------   ---------
    End of period ........................................  $  55,665   $     290   $ 193,114   $   2,182   $ 136,519   $   8,962
                                                            =========   =========   =========   =========   =========   =========

       SMITH BARNEY                  PUTNAM
 MONEY MARKET PORTFOLIO    DIVERSIFIED INCOME PORTFOLIO          COMBINED
-------------------------   -------------------------   -------------------------
   1997          1996          1997          1996           1997          1996
-----------   -----------   -----------   -----------   -----------   -----------
$    14,365   $     2,122   $        --   $       686   $   683,688   $   136,356
-----------   -----------   -----------   -----------   -----------   -----------
      3,263           417           313            11       192,744         5,330
-----------   -----------   -----------   -----------   -----------   -----------
     11,102         1,705          (313)          675       490,944       131,026
-----------   -----------   -----------   -----------   -----------   -----------
  1,041,385       339,121        11,085            --     3,812,320       415,147
  1,041,385       339,121        11,135            --     3,681,061       411,787
-----------   -----------   -----------   -----------   -----------   -----------
         --            --           (50)           --       131,259         3,360
-----------   -----------   -----------   -----------   -----------   -----------
         --            --          (583)           --       (97,311)           --
         --            --         1,821          (583)    2,373,529       (97,311)
-----------   -----------   -----------   -----------   -----------   -----------
         --            --         2,404          (583)    2,470,840       (97,311)
-----------   -----------   -----------   -----------   -----------   -----------
     11,102         1,705         2,041            92     3,093,043        37,075
-----------   -----------   -----------   -----------   -----------   -----------
    893,850       350,371        26,893           302    13,165,340     1,397,560
    979,165        65,700        33,656        12,498    18,180,870     3,970,427
     (1,671)         (158)          (85)           (9)     (139,741)       (8,730)
    (14,600)           --            --            --      (867,895)       (3,085)
 (1,706,359)     (360,948)       (6,015)           --    (3,811,813)     (438,976)
         (8)           --            --            --       (22,155)           --
-----------   -----------   -----------   -----------   -----------   -----------
    150,377        54,965        54,449        12,791    26,504,606     4,917,196
-----------   -----------   -----------   -----------   -----------   -----------
    161,479        56,670        56,490        12,883    29,597,649     4,954,271
     56,670            --        12,883            --     4,954,271            --
-----------   -----------   -----------   -----------   -----------   -----------
$   218,149   $    56,670   $    69,373   $    12,883   $34,551,920   $ 4,954,271
===========   ===========   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
   FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

                                                   MANAGED ASSETS TRUST     HIGH YIELD BOND TRUST    CAPITAL APPRECIATION FUND
                                                   --------------------     ---------------------    -------------------------
                                                     1997        1996         1997         1996         1997           1996
                                                   ---------   --------     --------     --------    ----------     ----------
Accumulation units beginning of period ..........     78,508       --          6,520         --         293,629           --
Accumulation units purchased and
   transferred from other Travelers accounts ....    557,506     78,645       38,412        6,534     1,967,175        300,243
Accumulation units redeemed and
   transferred to other Travelers accounts ......    (32,386)      (137)      (1,987)         (14)     (210,070)        (6,614)
                                                   ---------   --------     --------     --------    ----------     ----------
Accumulation units end of period ................    603,628     78,508       42,945        6,520     2,050,734        293,629
                                                   =========   ========     ========     ========    ==========     ==========

                                                      U.S. GOVERNMENT                               SOCIAL AWARENESS
                                                   SECURITIES PORTFOLIO     UTILITIES PORTFOLIO      STOCK PORTFOLIO
                                                   --------------------     -------------------    ------------------
                                                     1997       1996         1997        1996        1997      1996
                                                   ---------   --------     -------    --------    -------   --------
Accumulation units beginning of period ..........     51,072       --         7,796        --       35,689       --
Accumulation units purchased and
   transferred from other Travelers accounts ....    118,479     51,125      44,237       8,047    175,347     35,750
Accumulation units redeemed and
   transferred to other Travelers accounts ......    (68,228)       (53)    (24,050)       (251)   (14,553)       (61)
                                                   ---------   --------     -------    --------    -------   --------
Accumulation units end of period ................    101,323     51,072      27,983       7,796    196,483     35,689
                                                   =========   ========     =======    ========    =======   ========

                                                         TRAVELERS           LAZARD INTERNATIONAL
                                                   QUALITY BOND PORTFOLIO      STOCK PORTFOLIO       FEDERATED STOCK PORTFOLIO
                                                   ----------------------    --------------------    -------------------------
                                                     1997          1996        1997        1996         1997           1996
                                                   --------      --------    --------    --------    ----------     ----------
Accumulation units beginning of period ..........      --            --          --          --            --             --
Accumulation units purchased and
   transferred from other Travelers accounts ....    24,884          --         5,095        --          22,444           --
Accumulation units redeemed and
   transferred to other Travelers accounts ......        (1)         --          --          --            --             --
                                                   --------      --------    --------    --------    ----------     ----------
Accumulation units end of period ................    24,883          --         5,095        --          22,444           --
                                                   ========      ========    ========    ========    ==========     ==========

                                                   FEDERATED HIGH YIELD PORTFOLIO   LARGE CAP PORTFOLIO    EQUITY INCOME PORTFOLIO
                                                   ------------------------------   -------------------    -----------------------
                                                      1997                1996        1997       1996        1997           1996
                                                   ----------          ----------   --------   --------    --------       --------
Accumulation units beginning of period ..........        --                  --         --         --          --             --
Accumulation units purchased and
   transferred from other Travelers accounts ....       3,241                --       19,001       --        72,323           --
Accumulation units redeemed and
   transferred to other Travelers accounts ......        --                  --         --         --          --             --
                                                   ----------          ----------   --------   --------    --------       --------
Accumulation units end of period ................       3,241                --       19,001       --        72,323           --
                                                   ==========          ==========   ========   ========    ========       ========

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)

                                                                                                             TEMPLETON ASSET
                                                        TEMPLETON BOND FUND    TEMPLETON STOCK PORTFOLIO     ALLOCATION FUND
                                                        -------------------    -------------------------    -----------------
                                                          1997       1996         1997           1996         1997      1996
                                                        --------   --------    ----------     ----------    --------   ------
Accumulation units beginning of period ...............    15,303       --         369,698           --        70,211     --
Accumulation units purchased and
   transferred from other Travelers accounts .........    38,026     15,314     1,964,813        380,246     885,686   70,319
Accumulation units redeemed and
   transferred to other Travelers accounts ...........   (20,290)       (11)     (224,848)       (10,548)   (103,395)    (108)
                                                        --------   --------    ----------     ----------    --------   ------
Accumulation units end of period .....................    33,039     15,303     2,109,663        369,698     852,502   70,211
                                                        ========   ========    ==========     ==========    ========   ======

                                                        FIDELITY'S HIGH                                    FIDELITY'S EQUITY-
                                                        INCOME PORTFOLIO    FIDELITY'S GROWTH PORTFOLIO     INCOME PORTFOLIO
                                                        ----------------    ---------------------------    -------------------
                                                         1997      1996       1997              1996         1997        1996
                                                        -------   ------    ---------        ----------    ---------   -------
Accumulation units beginning of period ...............   91,884     --        804,434              --        417,374      --
Accumulation units purchased and
   transferred from other Travelers accounts .........  417,945   92,899    3,234,083           815,967    1,723,184   450,102
Accumulation units redeemed and
   transferred to other Travelers accounts ...........  (72,022)  (1,015)    (575,261)          (11,533)     (66,598)  (32,728)
                                                        -------   ------    ---------        ----------    ---------   -------
Accumulation units end of period .....................  437,807   91,884    3,463,256           804,434    2,073,960   417,374
                                                        =======   ======    =========        ==========    =========   =======

                                                        FIDELITY'S ASSET                                        AMERICAN ODYSSEY
                                                        MANAGER PORTFOLIO       DREYFUS STOCK INDEX FUND        CORE EQUITY FUND
                                                     -----------------------    ------------------------    -----------------------
                                                        1997         1996        1997            1996          1997         1996
                                                     ----------   ----------    ----------     ---------    ----------   ----------
Accumulation units beginning of period ............     290,881         --         204,067          --         496,794         --
Accumulation units purchased and
   transferred from other Travelers accounts ......   1,129,722      295,230     1,731,536       210,643     2,770,285      499,139
Accumulation units redeemed and
   transferred to other Travelers accounts ........    (204,770)      (4,349)      (75,259)       (6,576)     (161,670)      (2,345)
                                                     ----------   ----------    ----------     ---------    ----------   ----------
Accumulation units end of period ..................   1,215,833      290,881     1,860,344       204,067     3,105,409      496,794
                                                     ==========   ==========    ==========     =========    ==========   ==========

                                                        AMERICAN ODYSSEY             AMERICAN ODYSSEY
                                                      EMERGING OPPORTUNITIES       INTERNATIONAL EQUITY         AMERICAN ODYSSEY
                                                              FUND                         FUND                LONG-TERM BOND FUND
                                                      ----------------------       --------------------        -------------------
                                                        1997         1996             1997       1996            1997        1996
                                                      ---------   ----------       ---------   --------        ---------   -------
Accumulation units beginning of period ............     404,384         --           239,079       --            232,943      --
Accumulation units purchased and
   transferred from other Travelers accounts ......   2,462,311      405,313       1,744,311    240,600        1,549,126   238,611
Accumulation units redeemed and
   transferred to other Travelers accounts ........    (215,981)        (929)       (145,535)    (1,521)        (115,710)   (5,668)
                                                      ---------   ----------       ---------   --------        ---------   -------
Accumulation units end of period ..................   2,650,714      404,384       1,837,855    239,079        1,666,359   232,943
                                                      =========   ==========       =========   ========        =========   =======

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
FOR THE YEAR ENDED DECEMBER 31, 1997 AND THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                     AMERICAN ODYSSEY
                                                    INTERMEDIATE-TERM          AMERICAN ODYSSEY
                                                        BOND FUND            SHORT-TERM BOND FUND      ALLIANCE GROWTH PORTFOLIO
                                                   --------------------      --------------------      -------------------------
                                                      1997       1996          1997        1996          1997              1996
                                                   ---------   --------      --------    --------      --------          -------
Accumulation units beginning of period .........     195,701       --         116,408        --          44,777             --
Accumulation units purchased and
   transferred from other Travelers accounts ...     949,256    197,187       464,443     116,737       457,050           44,832
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (122,840)    (1,486)      (68,555)       (329)      (76,316)             (55)
                                                   ---------   --------      --------    --------      --------          -------
Accumulation units end of period ...............   1,022,117    195,701       512,296     116,408       425,511           44,777
                                                   =========   ========      ========    ========      ========          =======

                                                     SMITH BARNEY INCOME       SMITH BARNEY HIGH
                                                    AND GROWTH PORTFOLIO       INCOME PORTFOLIO       MFS TOTAL RETURN PORTFOLIO
                                                   ----------------------      -----------------      --------------------------
                                                      1997         1996          1997      1996         1997            1996
                                                   ----------   ---------      --------   ------      ----------     ----------
Accumulation units beginning of period .........      270,469        --             278     --             2,087           --
Accumulation units purchased and
   transferred from other Travelers accounts ...    1,027,962     271,038        72,669      280         161,844          2,100
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (106,692)       (569)      (25,569)      (2)         (9,631)           (13)
                                                   ----------   ---------      --------   ------      ----------     ----------
Accumulation units end of period ...............    1,191,739     270,469        47,378      278         154,300          2,087
                                                   ==========   =========      ========   ======      ==========     ==========


                                                SMITH BARNEY INTERNATIONAL         SMITH BARNEY                    PUTNAM
                                                     EQUITY PORTFOLIO         MONEY MARKET PORTFOLIO   DIVERSIFIED INCOME PORTFOLIO
                                                --------------------------    ----------------------   ----------------------------
                                                   1997            1996         1997          1996         1997            1996
                                                ----------      ----------    ----------    --------   ----------        ----------
Accumulation units beginning of period .......       8,808            --          56,124        --         12,636              --
Accumulation units purchased and
   transferred from other Travelers accounts .     124,907           8,825     1,807,351     414,303       57,130            12,644
Accumulation units redeemed and
   transferred to other Travelers accounts ...      (1,845)            (17)   (1,655,711)   (358,179)      (5,924)               (8)
                                                ----------      ----------    ----------    --------   ----------        ----------
Accumulation units end of period .............     131,870           8,808       207,764      56,124       63,842            12,636
                                                ==========      ==========    ==========    ========   ==========        ==========

                                                             COMBINED
                                                   -------------------------
                                                      1997           1996
                                                   -----------    ----------
Accumulation units beginning of period .......       4,817,554          --
Accumulation units purchased and
   transferred from other Travelers accounts .      27,821,784     5,262,673
Accumulation units redeemed and
   transferred to other Travelers accounts ...      (4,405,697)     (445,119)
                                                   ===========    ==========
Accumulation units end of period .............      28,233,641     4,817,554
                                                   ===========    ==========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
The Travelers Separate Account QP for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 1997 and the period October 8, 1996 (date operations commenced) to December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1997 and the period October 8, 1996 (date operations commenced) to December 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut










This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account QP for Variable Annuities or Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.







VG-QP (Annual) (12-97) Printed in U.S.A.